Revenues (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Segment Revenues [Abstract]
Total consolidated revenue	$ 1,523,066	$ 2,464,939	$ 2,647,484
Maritime [Member] | Parcel Tankers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	312,305	298,631	327,202
Maritime [Member] | Maritime Administration Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	187,426	0	0
Maritime [Member] | Bulk Carrier [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	144,664	40,693	0
Maritime [Member] | Shipyards [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	138,517	65,429	68,745
Maritime [Member] | Offshore Vessels [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	56,506	826,264	978,282
Maritime [Member] | Tugboats [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	70,037	270,225	322,136
Maritime [Member] | Tankers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	0	450,078	471,220
Ports and Terminals [Member] | Port Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	101,688	67,937	64,230
Ports and Terminals [Member] | Shipping Agencies [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	64,283	66,259	52,478
Logistics, Warehousing and Other Businesses [Member] | Repair of Containers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	234,534	183,966	149,098
Logistics, Warehousing and Other Businesses [Member] | Warehousing [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	160,991	149,894	126,070
Logistics, Warehousing and Other Businesses [Member] | Intermodal Terminal [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	47,581	40,677	38,585
Logistics, Warehousing and Other Businesses [Member] | Automotive Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	4,534	4,886	3,219
Logistics, Warehousing and Other Businesses [Member] | Other Businesses [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	$ 0	$ 0	$ 46,219